Note 14 - Goodwill - Changes in the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Goodwill balance	R$ 40,023.5	R$ 35,009.9
Effects of movements in foreign exchange in the balance sheet	1,255.3	4,006.9
Effect of application of IAS 29 (hyperinflation)	1,092.4	605.4
Acquisitions, (write-offs) and disposal through business combinations	40.1	401.3
Goodwill balance	R$ 42,411.3	R$ 40,023.5